23. Income Taxes (Details - Provision for income taxes) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current tax:
Federal tax	$ 0	$ 0	$ 0
State tax	7	7	7
Foreign countries	275	408	226
Total current tax	282	415	233
Deferred tax:
Federal tax	(9)	15	(16)
State tax	(4)	0	0
Foreign countries	(177)	(98)	(80)
Total deferred tax	(190)	(83)	(96)
Total provision for income taxes	$ 92	$ 332	$ 137